SHARE BASED COMPENSATION - Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2018 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Number of option outstanding
Balance as at beginning balance | shares	716,748	4,555,288	8,453,372
Exercise | shares	(105,200)	(3,750,540)	(3,378,060)
Forfeited | shares	(264,012)	(88,000)	(520.024)
Balance as at ending balance | shares	347,536	716,748	4,555,288	8,453,372
Vested as of December 31,2021 | shares					347,536
Vested and exercisable as of December 31, 2021 | shares					347,536
Weighted-Average Exercise Price
Balance as at beginning balance	$ 3.46	$ 3.34	$ 3.34
Granted	0
Exercise	3.29	3.32	3.35
Forfeited	3.29	3.29	3.29
Balance as of ending balance	3.65	$ 3.46	$ 3.34	$ 3.34
Vested as of December 31,2021	3.65
Vested and exercisable as of December 31, 2021	$ 3.65
Weighted-Average Remaining Contractual Term
Balance as of December 31 2021	3 years 10 months 2 days	4 years 3 months	4 years 8 months 23 days	5 years 9 months 18 days
Vested as of December 31,2021	3 years 10 months 2 days
Vested and exercisable as of December 31, 2021	3 years 10 months 2 days
Aggregate Intrinsic value
Balance as of December 31 2021 | ¥		$ 58,835,911	$ 73,353,508	$ 152,447	¥ 17,372,963
Vested as of December 31,2021 | ¥					17,372,963
Vested and exercisable as of December 31, 2021 | ¥					¥ 17,372,963